PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	$ 3,917,784	$ 3,475,100
Accumulated depreciation	(1,322,347)	(1,061,281)
Property, plant and equipment, excluding construction in process, net	2,595,437	2,413,819
Construction in process	579,206	674,623
Property, plant and equipment, net	3,174,643	3,088,442
Depreciation expense	462,254	287,130	$ 225,351
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	967,761	978,924
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	188,780	44,275
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	2,497,250	2,213,281
Furniture, fixtures and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	192,081	178,455
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	15,678	14,768
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	$ 56,234	$ 45,397